Income Taxes - Summary of Components of Company's Loss Before Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
United States			$ (67,883,898)	$ (21,671,394)
Foreign			0	0
Loss before income taxes	$ (44,600,000)	$ (12,786,000)	$ (67,883,898)	$ (21,671,394)